Separate Accounts, Death Benefits and Other Insurance Benefit Features (Account Balances of Contracts with Guarantees) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable separate accounts	$ 57,463	$ 65,148
Equity securities (including mutual funds) [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable separate accounts	52,858	58,208
Cash and cash equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable separate accounts	$ 4,605	$ 6,940